Summary of significant accounting policies (Details 2) - $ / perunit	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	844.69	710.95	748.74
Euros [Member]
Statement [Line Items]
Closing foreign exchange rate	955.64	873.30	839.58
Argentinean Pesos [Member]
Statement [Line Items]
Closing foreign exchange rate	8.22	8.45	12.50
Uruguayan Peso [Member]
Statement [Line Items]
Closing foreign exchange rate	18.91	16.79	20.07
Canadian Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	660.79	557.00	573.26
Sterling Pound [Member]
Statement [Line Items]
Closing foreign exchange rate	1,139.32	967.15	983.24
Paraguayan Guarani [Member]
Statement [Line Items]
Closing foreign exchange rate	0.12	0.10	0.12
Swiss Franc [Member]
Statement [Line Items]
Closing foreign exchange rate	923.66	804.97	773.81
Bolivians [Member]
Statement [Line Items]
Closing foreign exchange rate	121.36	102.15	107.58
Australian Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	612.23	545.88	524.25
Danish Krone [Member]
Statement [Line Items]
Closing foreign exchange rate	128.51	117.40	112.41
Brazilian Real [Member]
Statement [Line Items]
Closing foreign exchange rate	151.68	137.33	186.51
Colombian Peso [Member]
Statement [Line Items]
Closing foreign exchange rate	0.21	0.21	0.23
Unidades de Fomento [Member]
Statement [Line Items]
Closing foreign exchange rate	30,991.74	29,070.33	28,309.94
Unidad de indexada [Member]
Statement [Line Items]
Closing foreign exchange rate	98.26	80.45	87.98
Average US Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	759.27	792.22	702.63